Business Combinations	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Business Combinations
Business combinations

Ferrellgas, L.P. records the assets acquired and liabilities assumed in a business combination at their acquisition date fair values. An entity is allowed a reasonable period of time (not to exceed one year) to obtain the information necessary to identify and measure the fair values of the assets acquired and liabilities assumed in a business combination. The Bridger acquisition, which occurred during the year ended July 31, 2015, is still within this measurement period, and as a result, the acquisition date fair values Ferrellgas, L.P. recorded for the assets acquired and liabilities assumed are subject to change. Also Ferrellgas, L.P. made certain adjustments during the three months ended October 31, 2015 to its estimates of the acquisition date fair values of the Bridger assets acquired and liabilities assumed.

On June 24, 2015, Ferrellgas Partners acquired Bridger and formed a new midstream operations - crude oil logistics segment based near Dallas, Texas. Ferrellgas paid $560.0 million of cash, net of cash acquired and issued $260.0 million of Ferrellgas Partners common units to the seller, along with $2.5 million of other seller costs and consideration for an aggregate value of $822.5 million. Ferrellgas Partners then contributed the Bridger assets and liabilities to Ferrellgas, L.P. The purchase agreement for the Bridger acquisition contemplates post-closing payments for certain working capital items. Ferrellgas, L.P. is in the process of identifying and determining the fair values of the assets acquired and liabilities assumed in this business combination, and as a result, the estimates of fair value at October 31, 2015 are subject to change. Ferrellgas, L.P. is currently determining the appropriate value of working capital acquired with the former owners of Bridger. Ferrellgas, L.P. has preliminarily estimated the fair values of the assets acquired and liabilities assumed as follows:

	Estimated At
	October 31, 2015 (as adjusted)	July 31, 2015 (as initially reported)	Measuring period adjustments
Working capital	$(5,890)	$1,783	$(7,673)
Transportation equipment	293,491	293,491	—
Injection stations and pipelines	41,632	41,632	—
Goodwill	203,495	193,311	10,184
Customer relationships	259,300	261,811	(2,511)
Non-compete agreements	14,800	14,800	—
Trade names & trademarks	5,800	5,800	—
Office equipment	7,449	7,449	—
Other	2,375	2,375	—
Aggregate fair value of net assets acquired	$822,452	$822,452	$—

Pro forma results of operations (unaudited):

The following summarized unaudited pro forma consolidated statement of earnings information assumes that the acquisition of Bridger during fiscal 2015 occurred as of August 1, 2014. These unaudited pro forma results are for comparative purposes only and may not be indicative of the results that would have occurred had this acquisition been completed on August 1, 2014 or the results that would be attained in the future.

For the three months ended October 31,
2014
Revenue	$528,611
Net loss	(32,487)

The unaudited pro forma consolidated data presented above has also been prepared as if the following transaction had been completed on August 1, 2014:

•	the issuance of senior secured notes in June 2015.

Business combinations

Ferrellgas, L.P. records the assets acquired and liabilities assumed in a business combination at their acquisition date fair values. An entity is allowed a reasonable period of time (not to exceed one year) to obtain the information necessary to identify and measure the fair values of the assets acquired and liabilities assumed in a business combination. The Bridger acquisition, which occurred during the year ended July 31, 2015 and is described below, is still within this measurement period, and as a result, the acquisition date fair values Ferrellgas, L.P. recorded for the assets acquired and liabilities assumed are subject to change. Ferrellgas, L.P. made certain adjustments during the six months ended January 31, 2016 to its estimates of the acquisition date fair values of the Bridger assets acquired and liabilities assumed.

On June 24, 2015, Ferrellgas Partners acquired Bridger and formed a new midstream operations - crude oil logistics segment based near Dallas, Texas. Ferrellgas paid $560.0 million of cash, net of cash acquired and issued $260.0 million of Ferrellgas Partners common units to the seller, along with $2.5 million of other seller costs and consideration for an aggregate value of $822.5 million. Ferrellgas Partners then contributed the Bridger assets and liabilities to Ferrellgas, L.P. The purchase agreement for the Bridger acquisition contemplates post-closing payments for certain working capital items. Ferrellgas, L.P. is in the process of identifying and determining the fair values of the assets acquired and liabilities assumed in this business combination, and as a result, the estimates of fair value at January 31, 2016 are subject to change. Ferrellgas, L.P. is currently determining the appropriate value of working capital acquired with the former owners of Bridger. Ferrellgas, L.P. has preliminarily estimated the fair values of the assets acquired and liabilities assumed as follows:

	Estimated At
	January 31, 2016 (as adjusted)	July 31, 2015 (as initially reported)	Measurement period adjustments
Working capital	$(6,657)	$1,783	$(8,440)
Transportation equipment	293,491	293,491	—
Injection stations and pipelines	41,632	41,632	—
Goodwill	187,662	193,311	(5,649)
Customer relationships	277,100	261,811	15,289
Non-compete agreements	10,000	14,800	(4,800)
Trade names & trademarks	9,400	5,800	3,600
Office equipment	7,449	7,449	—
Other	2,375	2,375	—
Aggregate fair value of net assets acquired	$822,452	$822,452	$—

Pro forma results of operations (unaudited):

The following summarized unaudited pro forma consolidated statement of earnings information assumes that the acquisition of Bridger during fiscal 2015 occurred as of August 1, 2014. These unaudited pro forma results are for comparative purposes only and may not be indicative of the results that would have occurred had this acquisition been completed on August 1, 2014 or the results that would be attained in the future.

	For the three months ended January 31,	For the six months ended January 31,
	2015	2015
Revenue	$751,229	$1,279,841
Net earnings	87,382	54,896

The unaudited pro forma consolidated data presented above has also been prepared as if the following transaction had been completed on August 1, 2014:

•	the issuance of senior secured notes in June 2015.

Business combinations

Business combinations are accounted for under the acquisition method of accounting and the assets acquired and liabilities assumed are recorded at their estimated fair market values as of the acquisition dates. The results of operations are included in the consolidated statements of earnings from the date of acquisition. The pro forma effect of these transactions was not material to Ferrellgas, L.P.’s balance sheets or results of operations, except for Bridger as noted below.

Propane and related equipment sales

During July 2015, Ferrellgas, L.P. acquired the assets of Propane Advantage, LLC, based in Utah, with an aggregate value of $7.7 million.

During fiscal 2014, Ferrellgas, L.P. acquired seven propane distribution assets with an aggregate value of $38.7 million in the following transactions:

•	KanGas, based in Kansas, acquired November 2013;

•	Motor Propane, based in Wisconsin, acquired December 2013;

•	Country Boys Propane, based in Georgia, acquired March 2014;

•	Viking Propane, based in California, acquired May 2014;

•	Kaw Valley Propane, based in Kansas, acquired June 2014;

•	Wise Choice Propane, based in Ohio, acquired July 2014; and

•	Sharp Propane, based in Texas, acquired July 2014.

During fiscal 2013, Ferrellgas, L.P. acquired propane distribution and grilling tool assets with an aggregate value of $39.2 million in the following transactions:

•	Capitol City Propane, based in California, acquired September 2012;

•	Flores Gas, based in Texas, acquired October 2012;

•	IGS Propane, based in Connecticut, acquired December 2012;

•	Mr. Bar-B-Q, based in New York, acquired March 2013; and

•	Western Petroleum, based in Utah, acquired April 2013.

The goodwill arising from the propane and related equipment sales acquisitions consists largely of the synergies and economies of scale expected from combining the operations of Ferrellgas, L.P. and the acquired companies.

These acquisitions, were funded as follows on their dates of acquisition:

	For the year ended July 31,
	2015	2014	2013
Cash payments, net of cash acquired	$4,250	$34,219	$37,186
Issuance of liabilities and other costs and considerations	481	2,942	2,035
Common units, net of issuance costs	3,000	1,500	—
Aggregate fair value of transactions	$7,731	$38,661	$39,221

The aggregate fair values, for the acquisitions in propane and related equipment sales reporting segment, were allocated as follows, including any adjustments identified during the measurement period:

	For the year ended July 31,
	2015	2014	2013
Working capital	233	(919)	7,302
Customer tanks, buildings, land and other	236	14,519	5,155
Goodwill	—	2,922	4,640
Customer lists	6,569	19,480	12,211
Non-compete agreements	693	2,659	944
Other intangibles	—	—	5,678
Trade names & trademarks	—	—	3,291
Aggregate fair value of net assets acquired	$7,731	$38,661	$39,221

Midstream operations - Water solutions

During fiscal 2015, Ferrellgas, L.P. acquired salt water disposal assets with an aggregate value of $74.7 million in the following transactions, which includes $1.4 million paid in fiscal 2015 as a working capital and valuation adjustment for prior year acquisitions:

•	C&E Production, LLC, based in Texas, acquired September 2014; and

•	Segrest Saltwater Resources, based in Texas, acquired May 2015.

During fiscal 2014, Ferrellgas, L.P. acquired salt water disposal assets with an aggregate value of $130.3 million relating to the midstream - water solutions segment. This included the acquisitions of Sable Environmental, LLC and Sable SWD 2, LLC ("Sable"), based in Corpus Christi, Texas and Dietert SWD, based in LaSalle County, Texas. The Sable acquisition was funded through borrowings from the secured credit facility, and subsequently Sable's ownership group purchased $50.0 million of Ferrellgas Partners common units. The excess of purchase consideration over net assets assumed was recorded as goodwill, which represents the strategic value assigned to Sable, including the knowledge and experience of the workforce in place.

These acquisitions were funded as follows on their dates of acquisition:

	For the year ended July 31,
	2015	2014	2013
Cash payments, net of cash acquired	$74,677	$127,785	$—
Issuance of liabilities and other costs and considerations	—	2,555	—
Aggregate fair value of transactions	$74,677	$130,340	$—

The aggregate fair values, for these acquisitions were allocated as follows:

	For the year ended July 31,
	2015	2014	2013
Working capital	1,155	490	—
Customer tanks, buildings, land and other	1,704	622	—
Salt water disposal wells	10,705	24,288	—
Goodwill	12,359	16,957	—
Customer relationships	38,846	64,000	—
Non-compete agreements	3,639	13,300	—
Permits and favorable lease arrangements	6,269	10,683	—
Aggregate fair value of net assets acquired	$74,677	$130,340	$—

The acquisition of Sable included contingent consideration which requires Ferrellgas, L.P. to pay the former owners of Sable a multiple for earnings in excess of certain EBITDA targets for each of the first two years following the acquisition date. At the date of acquisition, the potential undiscounted amount of all future payments that Ferrellgas, L.P. could be required to make under the contingent consideration arrangement was between $0 and $2.0 million based upon management's estimate of the likelihood that the target EBITDA metric will be met and exceeded and the amount by which it could be exceeded at the date of acquisition. See further discussion of the determination of the fair value of the contingent consideration at Note J - Fair Value Measurements.

Midstream operations - Crude oil logistics solutions

On June 24, 2015, Ferrellgas Partners acquired Bridger and formed a new midstream operation - crude oil logistics segment based near Dallas, Texas. Ferrellgas Partners paid $560.0 million of cash, net of cash acquired and issued $260.0 million of Ferrellgas Partners common units to the seller, along with $2.5 million of other seller costs and consideration for an aggregate value of $822.5 million. Ferrellgas Partners then contributed the Bridger assets and liabilities to Ferrellgas, L.P. Ferrellgas, L.P. has incurred and charged to operating expenses, net $16.4 million of costs during the year ended July 31, 2015, related to the acquisition and transition of Bridger.

Bridger's assets include rail cars, trucks, tank trailers, injection stations, a pipeline, and other assets. Bridger's operations provide crude oil transportation logistics on behalf of producers and end-users of crude oil on a fee-for-service basis, and purchases and sells crude oil in connection with other fee-for-service arrangements.

The excess of purchase consideration over net assets assumed was recorded as goodwill, which represents the strategic value assigned to Bridger, including the knowledge and experience of the workforce in place.

The aggregate fair value for the Bridger Logistics Acquisition in the midstream operations - crude oil logistics solutions segment was preliminarily allocated as follows:

For the year ended July 31,
2015
Working capital	$1,783
Transportation equipment	293,491
Injection stations and pipelines	41,632
Goodwill	193,311
Customer relationships	261,811
Non-compete agreements	14,800
Trade names & trademarks	5,800
Office equipment	7,449
Other	2,375
Aggregate fair value of net assets acquired	$822,452

The following amounts from this acquisition were included in the operating results for the year ending July 31, 2015:

For the year ended July 31,
2015
Revenue	$81,512
Operating income	3,848

Pro forma results of operations (unaudited)

The following summarized unaudited pro forma consolidated statement of earnings information assumes that the acquisition of Bridger during fiscal 2015 occurred as of August 1, 2013. These unaudited pro forma results are for comparative purposes only and may not be indicative of the results that would have occurred had this acquisition been completed on August 1, 2013 or the results that would be attained in the future.

	For the year ended July 31,
	2015	2014
Revenue	$2,319,927	2,583,680
Net earnings	4,504	20,580

The unaudited pro forma consolidated data presented above has also been prepared as if the issuance of senior secured notes in June 2015, which are described in Note H to these consolidated financial statements, had been completed on August 1, 2013.

The estimated fair values and useful lives of assets acquired during fiscal 2015 are based on a preliminary valuation and are subject to final valuation adjustments. Ferrellgas, L.P. intends to continue its analysis of the net assets of these transactions to determine the final allocation of the total purchase price to the various assets and liabilities acquired. The estimated fair values and useful lives of assets acquired during fiscal 2014 and 2013 are based on internal valuations and included only minor adjustments during the 12 month period after the date of acquisition. Due to the immateriality of these adjustments, Ferrellgas, L.P. did not retrospectively adjust the consolidated statements of operations for those measurement period adjustments.